Summary of critical accounting judgments and key sources of estimation uncertainty - Critical Accounting Judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Estimates And Judgments [Abstract]
Net loss attributable to ordinary shareholders	$ 87,009	$ 59,943	$ 23,481
Net cash used in operating activities	72,139	38,212	14,897
Proceeds from issuing shares	143,861
Cash and cash equivalents	$ 102,707	$ 40,172	$ 19,813	$ 2,126